Notes Payable (Details) - Schedule of Fair Value of the Derivative Liability - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Fair Value of the Derivative Liability [Abstract]
Balance	$ 2,146	$ 6,944
Additions
Fair value loss	2,206	(3,450)	(10,856)
Conversions		(1,348)	2,642
Balance	$ 4,352	$ 2,146	$ 6,944